                                                    STAGECOACH FUNDS-Registered
                                                                     Trademark-


                   Semi-Annual Report
                   MONEY MARKET
                          Funds


                              National Tax-Free Money Market Fund
                              Prime Money Market Fund
                              Treasury Plus Money Market Fund


                              September 30, 1998

Money Market Funds                                             TABLE OF CONTENTS
------------------------------------------------------------------------

   LETTER TO SHAREHOLDERS................................................1

   INVESTMENT ADVISOR COMMENTARY AND
   PERFORMANCE AT A GLANCE

      National Tax-Free Money Market Fund................................4

      Prime Money Market Fund............................................7

      Treasury Plus Money Market Fund....................................7

   PORTFOLIOS OF INVESTMENTS

      National Tax-Free Money Market Fund...............................11

      Prime Money Market Fund...........................................17

      Treasury Plus Money Market Fund...................................21

   STAGECOACH FUNDS

      Statement of Assets and Liabilities...............................24

      Statement of Operations...........................................25

      Statements of Changes in Net Assets...............................26

      Financial Highlights..............................................28

      Notes to Financial Statements.....................................39

   LIST OF ABBREVIATIONS................................................50

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                        Money Market Funds
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for your investment in the Stagecoach Funds.
  We are pleased to present this Semi-Annual Report to you for the period ended September 30, 1998. This report provides information about your investment, including economic and market trends over the period as well as a performance summary, portfolio review, and strategic outlook for each Fund.
  During the six-month period ended September 30, 1998, global economic events finally caught up with U.S. financial markets. Most acutely affected were stocks, as measured by the S&P 500 Index,(1) with a decrease of 6.95%. By contrast, fixed income securities did well, due to a "flight to quality" in which investors sought to invest in U.S. Treasury securities. For example, government bonds performed well during this period, with returns of 12.74% as measured by the Lehman Brothers Long Government Bond Index.(2)
  Throughout the period, the continued uncertainty in Asia's financial markets spread into global economies, such as Russia and Latin America. Thus far, there has been minimal evidence of a slowdown in the U.S. economy. However, over the past six months, pressure built on the Federal Reserve Board (the Fed) to ease monetary policy, as there was the potential for global and financial strains to affect the U.S. market. As a result, the Fed decreased a key short-term interest rate once on September 29, 1998 and again on October 15, 1998. This signaled an important change in policy meant to impact the economy and hopefully stimulate growth.
  According to the Investment Company Institute, during 1997, U.S. households invested 65% of their total net purchases of financial products in mutual funds.(3) Many of these investors have benefited from unprecedented growth in the market with little exposure to significant declines. However, the large swings we have seen recently will test conservative and aggressive

Money Market Funds                                        LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

investors alike. It will become increasingly important to stay focused on the long-term, evaluate the investment risk of your portfolio, and remain true to your investment plan.
  In our ongoing commitment to provide you with quality investment options, we introduced two new Stagecoach Funds during the past six months. We launched the Corporate Bond Fund in April 1998 and the Strategic Income Fund in July 1998.
  We encourage you to review this Semi-Annual Report as we believe you will find it useful and informative. We also recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs. Thank you for your continued investment with the Stagecoach Funds.

Sincerely,

    [SIGNATURE]
Michael J. Hogan
Senior Vice President
Wells Fargo Bank,
Mutual Fund Group

     [SIGNATURE]
R. Greg Feltus
Chairman and President of
Stagecoach Funds

1 The "S&P 500 Index" is a trademark of Standard and Poor's Corporation. The S&P
  500 Index is an unmanaged index of 500 widely held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets.

2 The Lehman Brothers Long Government Bond Index is an unmanaged index composed of U.S. Treasury bonds with 20-year or longer maturities.

3 Investment Company Institute, Mutual Fund Fact Book, 1998.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

NATIONAL TAX-FREE MONEY MARKET FUND - INSTITUTIONAL CLASS

  The Stagecoach National Tax-Free Money Market Fund (the "Fund") seeks to provide investors with a high level of income exempt from federal income tax, while preserving capital and liquidity.
  The Fund is managed by Kevin Shaughnessy of Wells Capital Management Incorporated. Mr. Shaughnessy joined Wells Fargo Bank in 1996 from Lehman Brothers. He holds a BS in Business Administration and an MBA in Finance from California State University, Hayward. Mr. Shaughnessy has over 10 years of experience in the investment industry and is a Chartered Financial Analyst candidate.

PERFORMANCE SUMMARY
  The cumulative total return for the six-month period ended September 30, 1998 for the Fund was 1.59%. The seven-day current yield for the Stagecoach National Tax-Free Money Market Fund as of September 30, 1998 was 3.49%.
  This tax-free yield is generally higher than the after-tax return on a comparable taxable investment. For example, an investor in the maximum federal income tax bracket of 39.60% would need to earn 5.78% from a taxable investment to match a 3.49% tax-free yield. Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  As a result of the low interest rate environment and in anticipation of an interest rate decrease by the Federal Reserve Board, which occurred on September 29, 1998, we lengthened the Fund's weighted average maturity during the six-month reporting period. Weighted average maturity is an indication of a fund's sensitivity to interest rates. Our strategy to increase maturity was made in an attempt to capture higher yields offered by securities such as one-year tax-exempt notes and commercial paper. In addition, we decreased our exposure to variable-rate securities during the period.

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

  Based on international economic problems, particularly in the Asian markets, the importance of the Fund's credit quality component increased. As a result, we sold the Fund's Japanese exposures at the beginning of the year and continue to avoid such securities. While they may offer higher yields than other securities, we feel it is more important to remain proactive and protective of credit quality.

STRATEGIC OUTLOOK
  We feel the concern over global markets will eventually work its way into our domestic economy and consumer spending. Since yields have already declined in the money fund market, we will continue to maintain longer maturities in the Fund and will increase our fixed-rate exposure if we feel security prices are attractive.
  Overall, we feel the Fund is positioned well given the international economic turmoil and low interest rate environment. As a result, we intend to maintain the Fund at its current positioning with a bias toward longer maturity and fixed-rate securities. As always, we will continue to focus on safety of principal, credit quality and liquidity as we strive to deliver a high level of tax-free income.

The Fund is neither insured nor guaranteed by the U.S. Government. Figures quoted represent past performance, which is no guarantee of future results.

A portion of the Fund's distributions may be subject to federal, state, and/or local taxes or the alternative minimum tax (AMT).

The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Fund's returns would have been lower.

Money market funds seek to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Fund will meet this objective.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

PRIME MONEY MARKET FUND - INSTITUTIONAL CLASS
TREASURY PLUS MONEY MARKET FUND - INSTITUTIONAL CLASS

  TWO STAGECOACH MONEY MARKET FUNDS (EACH, A "FUND", COLLECTIVELY, THE "FUNDS") WILL BE HIGHLIGHTED IN THE FOLLOWING MANAGER DISCUSSION AND ANALYSIS.
  The Stagecoach Prime Money Market Fund seeks to provide investors with maximized current income to the extent consistent with preservation of capital and maintenance of liquidity.
  The Stagecoach Treasury Plus Money Market Fund seeks to provide investors with current income and stability of principal. The name of the Fund changed from Stagecoach Treasury Money Market Mutual Fund on August 1, 1998.
  The Funds are managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has over a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a BA in Finance from California State University, Los Angeles.

PERFORMANCE SUMMARY
  For the six-month period ending September 30, 1998 the Stagecoach Money Market Funds' cumulative total returns were as follows:

--------------------------------------------------

PRIME MONEY MARKET FUND                             2.74%
TREASURY PLUS MONEY MARKET FUND                     2.66%

  The seven-day current yields for the Stagecoach Money Market Funds as of September 30, 1998 were the following:

--------------------------------------------------

PRIME MONEY MARKET FUND                             5.34%
TREASURY PLUS MONEY MARKET FUND                     4.89%

Money Market Funds                                 INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

  Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  Throughout the period, the U.S. economy was subject to volatile market conditions caused by international economic turmoil in markets such as Asia, Russia and Latin America. One outcome of these conditions was a "flight to quality" in which investors moved into treasury securities, driving interest rates down rapidly. The problems overseas and an anticipation of an interest rate cut by the Federal Reserve Board (the Fed) which eventually occurred on September 29, led us to lengthen the weighted average maturities of our Funds by adding later dated securities. Weighted average maturity is an indication of a fund's sensitivity to interest rates. By adding later dated securities to our portfolios, we were able to maintain competitive yields in the low interest rate environment.
  The effects of the flight to quality had a particularly strong impact on the U.S. Treasury market, causing treasury yields to decline more than any other type of short-term security. Our strategy was to hold larger positions in repurchase agreements in the Treasury Plus Money Market Fund in order to increase yield and liquidity. We were still able to maintain a high credit quality in the Fund's portfolio since the repurchase agreements are backed by U.S. Treasury securities.
  With a strict focus on high credit quality for the Funds, we did not add to our foreign positions during the period and do not hold any positions that have had their credit quality downgraded. We will continue to avoid securities that could be adversely affected by problems overseas. By maintaining high credit quality, liquidity and longer maturities, we were able to maintain stability and competitive yields for the period.

STRATEGIC OUTLOOK
  We feel the concern over global markets will continue to work its way into our domestic economy and affect

INVESTMENT ADVISOR COMMENTARY                                 Money Market Funds
------------------------------------------------------------------------

consumer spending. We will continue to maintain longer average maturities in our Funds as we expect the Fed to continue to ease monetary policy. We will monitor interest rates, being particularly mindful that the market might anticipate the Fed to decrease rates more than will actually occur.
  We feel the Funds are well positioned given the current international economic conditions and low interest rate environment. As a result, we intend to maintain the Funds at their current positioning with a bias toward a defensive posture and increased liquidity. We believe under these uncertain economic conditions, it is prudent to focus more on credit quality and stability rather than purely on yield. As always, we will continue to focus on capital preservation and liquidity.

The Funds are neither insured nor guaranteed by the U.S. Government. Figures quoted represent past performance, which is no guarantee of future results.

The Funds' manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Funds' returns would have been lower.

Money market funds seek to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Funds will meet this objective.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)               National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES - 99.54%
             ARIZONA - 7.86%
$ 2,000,000  Arizona School District COP Series A                 4.10 %        07/30/99   $   2,008,498
  2,755,000  Salt River AZ Agricultural Improvement & Power
               District Series A                                  7.00          01/01/99       2,777,867
  2,000,000  Maricopa AZ CP                                       3.50          12/15/98       2,000,000
                                                                                           --------------
                                                                                           $   6,786,365

             CALIFORNIA - 4.98%
$   500,000  California HFFA Revenue Series C                     3.55 %        07/01/22   $     500,000
  2,000,000  California Higher Education Student Loan
               Revenue Series E-5                                 3.80          12/01/25       2,000,000
  1,800,000  Irvine Ranch CA Water District GO                    3.80          04/01/33       1,800,000
                                                                                           --------------
                                                                                           $   4,300,000

             COLORADO - 1.39%
$ 1,200,000  Colorado HFFA Revenue Series C MBIA Insured          3.90 %        10/01/14   $   1,200,000

             CONNECTICUT - 3.32%
$ 2,870,000  Connecticut State HFA                                3.80 %        05/15/18   $   2,870,000

             FLORIDA - 9.61%
$ 3,300,000  Dade County FL MFHR                                  3.50 %        05/15/05   $   3,300,000
    500,000  Dade County FL MFHR                                  4.05          07/01/06         500,000
  1,000,000  Indian River FL CP                                   3.60          01/07/99       1,000,000
  3,500,000  Palm Beach FL CP                                     3.40          01/05/99       3,500,000
                                                                                           --------------
                                                                                           $   8,300,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Fund               SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             GEORGIA - 6.59%
$   700,000  Georgia Municipal Gas Authority Revenue              3.50 %        11/01/06   $     700,000
  3,995,000  Georgia Municipal Gas CP                             3.35          12/01/98       3,995,000
  1,000,000  Georgia State Municipal Electric Authority           3.55          01/07/99       1,000,000
                                                                                           --------------
                                                                                           $   5,695,000

             HAWAII - 3.47%
$ 3,000,000  Hawaii State Department of Budget & Finance
               Queens Health System Series A Special Purpose
               Revenue                                            3.90 %        07/01/26   $   3,000,000

             INDIANA - 2.89%
$ 2,500,000  Indiana HFFA Revenue Deaconess Hospital
               Incorporated                                       3.55 %        01/01/22   $   2,500,000

             KANSAS - 1.70%
$ 1,470,000  Topeka KS MFHR Revenue Topeka Retirement Center      3.90 %        01/01/09   $   1,470,000

             KENTUCKY - 3.82%
$ 3,300,000  Kentucky Higher Education Student Loan
               Corporation Insured Student Loan Revenue           3.60 %        06/01/26   $   3,300,000

             LOUISIANA - 1.16%
$ 1,000,000  De Soto Parish LA PCR                                3.50 %        07/01/18   $   1,000,000

             MASSACHUSETTS - 4.63%
$ 4,000,000  Massachusetts State Water CP                         3.60 %        10/06/98   $   4,000,000

             MICHIGAN - 1.97%
$ 1,700,000  Grand Rapids MI Water Supply System Revenue
               Series O FGIC Insured                              3.50 %        01/01/20   $   1,700,000

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)               National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             MISSOURI - 1.45%
$ 1,250,000  Missouri State Health & Educational Facilities
               Authority Revenue Christian Health Services
               Series A                                           3.65 %        11/01/19   $   1,250,000

             NEBRASKA - 4.75%
$ 4,100,000  Lancaster County NB Hospital Authority Revenue
               Bryan Memorial Hospital Project                    3.50 %        06/01/12   $   4,100,000

             NEW HAMPSHIRE - 2.32%
$ 2,000,000  New Hampshire State CP                               3.55 %        11/09/98   $   2,000,000

             NEW JERSEY - 2.32%
$ 2,000,000  New Jersey Economic Revenue                          3.90 %        05/01/01   $   2,000,000

             NEW YORK - 6.83%
$ 1,000,000  New York NY GO Series B                              3.95 %        08/15/22   $   1,000,000
  2,500,000  New York City Health & Hospital Corporation
               Series A                                           3.35          02/15/26       2,500,000
  1,400,000  New York City Municipal Water Financing
               Authority Water & Sewer System Revenue             4.00          06/15/24       1,400,000
  1,000,000  New York State Government Assistance                 3.25          04/01/23       1,000,000
                                                                                           --------------
                                                                                           $   5,900,000

             NORTH CAROLINA - 6.48%
$ 3,000,000  Charlotte NC "AMT"                                   3.60 %        07/01/17   $   3,000,000
  2,000,000  North Carolina Eastern Municipal Power Agency        3.35          12/01/98       2,000,000
    600,000  North Carolina CP                                    3.60          01/04/99         600,000
                                                                                           --------------
                                                                                           $   5,600,000

             OHIO - 1.15%
$ 1,000,000  Ohio State Air Quality Control CP                    3.55 %        01/07/99   $   1,000,000

                                                      PORTFOLIO OF INVESTMENTS -
National Tax-Free Money Market Fund               SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             OREGON - 2.58%
$ 1,225,000  Multnomah County OR COP                              6.50 %        12/15/98   $   1,227,689
  1,000,000  Multnomah County OR School District COP Series
               B                                                  6.60          12/15/98       1,002,126
                                                                                           --------------
                                                                                           $   2,229,816

             SOUTH CAROLINA - 3.32%
$ 2,865,000  South Carolina State Public Service Authority
               Revenue                                            4.00 %        01/01/99   $   2,867,725

             TENNESSEE - 3.24%
$ 1,200,000  Memphis TN Revenue Refunded Series A                 3.75 %        08/01/07   $   1,200,000
  1,600,000  Metro Nashville TN Industrial Development Board
               Revenue Chimneytop II                              4.00          09/01/06       1,600,000
                                                                                           --------------
                                                                                           $   2,800,000

             TEXAS - 6.37%
$ 4,500,000  Gulf Coast TX CP                                     3.50 %        12/09/98   $   4,500,000
  1,000,000  Brazos River TX PCR Series A                         4.25          03/01/26       1,000,000
                                                                                           --------------
                                                                                           $   5,500,000

             UTAH - 2.89%
$ 2,500,000  Utah State CP                                        3.35 %        12/09/98   $   2,500,000

             WASHINGTON - 0.95%
$   815,000  Washington State GO                                  5.75 %        07/01/99   $     827,442

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)               National Tax-Free Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE           DATE+          VALUE
             MUNICIPAL SECURITIES (CONTINUED)
             WYOMING - 1.50%
$   100,000  Lincoln County WY GO                                 4.10 %        11/01/14   $     100,000
  1,200,000  Uinta County WY PCR                                  4.00          08/15/20       1,200,000
                                                                                           --------------
                                                                                           $   1,300,000
             TOTAL MUNICIPAL SECURITIES                                                    $  85,996,348
             (Cost $85,996,348)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $85,996,348)*                                      99.54%               $  85,996,348
                (Note 1)
              Other Assets and Liabilities, Net                         0.46                      394,699
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $  86,391,047
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.
  + SECURITIES WITH MATURITIES IN EXCESS OF 397 DAYS ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE REMAINING MATURITY.

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                           Prime Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             COMMERCIAL PAPER - 35.25%

$88,000,000  Asset Securitization Corporation++                   5.41 %#       10/30/98   $   87,608,693
 35,000,000  Asset Securitization Corporation++                   5.41 #        11/23/98       34,719,689
 10,000,000  Associates First Capital Corporation                 5.43 #        11/03/98        9,949,400
 15,500,000  Beta Finance Incorporated++                          5.50 #        01/06/99       15,271,134
 20,000,000  CC USA Incorporated                                  2.75 #        10/02/98       19,996,989
 50,000,000  Commercial Credit Corporation                        4.97 #        10/09/98       49,938,722
 25,000,000  Commercial Credit Corporation                        5.43 #        11/05/98       24,866,076
 35,000,000  Corporate Receivables Corporation++                  5.40 #        10/28/98       34,855,100
 20,000,000  Ford Motor Credit Corporation                        4.65 #        10/06/98       19,984,722
 20,000,000  General Electric Corporation                         5.49 #        01/07/99       19,702,189
100,000,000  General Electric Capital Corporation                 5.46 #        11/19/98       99,251,389
 15,000,000  Goldman Sachs Group LP                               5.40 #        11/13/98       14,902,354
 60,000,000  Goldman Sachs Group LP                               5.47 #        11/24/98       59,505,900
 60,000,000  Goldman Sachs Group LP                               5.41 #        11/04/98       59,688,900
 60,000,000  IBM Credit Corporation                               5.31 #        10/20/98       59,825,517
 25,000,000  Merrill Lynch & Company Incorporated                 5.46 #        11/16/98       24,824,306
 30,000,000  Merrill Lynch & Company Incorporated                 5.46 #        11/17/98       29,784,583
 20,000,000  Monte Rosa Capital Corporation++                     5.25 #        10/15/98       19,956,833
 25,000,000  JP Morgan & Company Incorporated                     5.35 #        10/23/98       24,915,667
100,000,000  Morgan Stanley                                       5.35 #        01/22/99       98,330,111
 89,175,000  Preferred Receivables Funding Corporation            5.20 #        10/14/98       88,997,245
 24,515,000  Preferred Receivables Funding Corporation            4.88 #        10/08/98       24,488,783
 50,000,000  Province of Quebec                                   5.50 #        01/06/99       49,261,722
 10,000,000  Suntrust Bank                                        5.47 #        11/17/98        9,928,064
 25,000,000  WCP Funding Incorporated++                           5.48 #        11/23/98       24,797,201
 28,743,000  Windmill Funding Corporation++                       5.45 #        11/09/98       28,571,428
                                                                                           --------------
             TOTAL COMMERCIAL PAPER                                                        $1,033,922,717
             (Cost $1,033,922,717)

                                                      PORTFOLIO OF INVESTMENTS -
Prime Money Market Fund                           SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CORPORATE BONDS - 23.63%

$15,000,000  Abbey National Treasury Service                      5.64 %        07/15/99   $   15,035,167
 50,000,000  CC USA Incorporated                                  5.78          06/11/99       49,993,106
 25,000,000  Centari Corporation                                  5.75          04/23/99       25,000,000
 50,000,000  CIT Group Holdings Incorporated                      5.32          01/27/99       49,987,068
 10,500,000  Comerica Bank Detroit                                5.97          10/27/98       10,499,706
 10,000,000  FCC National Bank                                    5.67          06/01/99        9,992,034
 50,000,000  FCC National Bank                                    5.63          01/08/99       50,000,000
 10,437,000  FCC National Bank                                    6.05          11/04/98       10,439,957
 11,533,000  FCC National Bank                                    6.17          10/15/98       11,534,923
  5,766,000  FCC National Bank                                    5.94          11/05/98        5,767,095
 30,000,000  First National Bank of Chicago                       5.73          05/19/99       29,985,480
100,000,000  First Union Bank                                     5.25          09/17/99      100,000,000
 25,000,000  Huntington National Bank                             5.13          12/09/98       24,999,315
 40,000,000  Huntington National Bank                             5.74          05/05/99       39,989,798
 25,000,000  IBM Credit Corporation                               5.12          11/16/98       25,000,000
 15,000,000  IBM Credit Corporation                               6.12          12/15/98       15,007,085
 50,000,000  JP Morgan & Company Incorporated                     5.61          09/15/99       50,000,000
 60,000,000  Morgan Guaranty Trust Company                        5.71          01/08/99       59,993,816
 40,000,000  NationsBank Corporation                              5.83          12/22/98       39,994,608
 20,000,000  NationsBank Corporation                              5.50          02/04/99       20,000,000
 50,000,000  Sigma Finance Incorporated                           5.14          10/15/98       50,000,000
                                                                                           --------------
             TOTAL CORPORATE BONDS                                                         $  693,219,159
             (Cost $693,219,159)

             CERTIFICATES OF DEPOSITS - 14.28%

$25,000,000  Abbey National Treasury Service                      5.55 %        01/26/99   $   24,996,156
 50,000,000  ANZ Banking Group                                    5.64          02/24/99       50,001,963
 29,000,000  Barclays Bank PLC                                    5.79          05/04/99       29,007,345
 20,000,000  Centari Corporation                                  5.78          04/19/99       20,000,000
 40,000,000  Canadian Imperial Bank of Commerce                   5.57          10/09/98       40,000,000
 30,000,000  Dresdner Bank                                        5.95          10/20/98       30,000,297
 65,000,000  Suntrust Bank                                        5.75          10/01/98       65,000,000
 50,000,000  Harris Trust & Savings                               5.56          10/09/98       50,000,000
 50,000,000  Societe Generale NY                                  5.60          01/13/99       49,995,901

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                           Prime Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             CERTIFICATES OF DEPOSITS (CONTINUED)
$25,000,000  Swiss Bank Corporation                               5.75 %        05/07/99   $   24,992,851
 35,000,000  Swiss Bank Corporation                               5.64          03/12/99       34,990,322
                                                                                           --------------
             TOTAL CERTIFICATES OF DEPOSITS                                                $  418,984,834
             (Cost $418,984,834)

             VARIABLE AND FLOATING RATE BONDS - 17.22%

$90,000,000  Abbey National Treasury Service                      5.55 %        07/15/99   $   89,955,102
 30,000,000  American Express Centurion                           5.14          12/21/98       30,000,000
 20,000,000  Beta Finance                                         5.01          11/30/98       20,000,000
 40,000,000  Commercial Bank                                      5.58          07/13/99       39,981,532
 30,000,000  First National Bank of Chicago                       5.62          09/28/99       30,000,000
 60,000,000  Ford Motor Credit Corporation                        5.71          01/07/99       60,000,000
 50,000,000  Ford Motor Credit Corporation                        5.45          12/23/98       49,996,703
 50,000,000  Key Bank N.A.                                        5.13          12/15/98       49,999,014
 75,000,000  NationsBank Corporation                              5.58          04/27/99       74,987,605
 25,000,000  Sigma Finance Incorporated                           5.03          08/23/99       25,000,000
 35,000,000  Sigma Finance Incorporated                           4.94          08/26/99       35,000,000
                                                                                           --------------
             TOTAL VARIABLE AND FLOATING RATE BONDS                                        $  504,919,956
             (Cost $504,919,956)

             FEDERAL AGENCIES - 3.09%

$51,900,000  Federal Home Loan Mortgage Corporation               5.01 %        03/19/99   $   50,701,283
 40,000,000  Federal Home Loan Mortgage Corporation               5.40          10/07/98       39,963,667
                                                                                           --------------
             TOTAL FEDERAL AGENCIES                                                        $   90,664,950
             (Cost $90,664,950)

                                                      PORTFOLIO OF INVESTMENTS -
Prime Money Market Fund                           SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             BANKER'S ACCEPTANCE - 2.20%

$17,000,000  Bank of America                                      5.25 %        11/18/98   $   16,879,413
 48,000,000  Bank of America                                      5.25          11/17/98       47,666,613
                                                                                           --------------
             TOTAL BANKER'S ACCEPTANCE                                                     $   64,546,027
             (Cost $64,546,027)

             REPURCHASE AGREEMENTS - 3.94%

$114,435,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $  114,435,000
    984,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30          10/01/98          984,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $  115,419,000
             (Cost $115,419,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,921,676,643)*                                   99.61%               $2,921,676,643
                (Note 1)
              Other Assets and Liabilities, Net                         0.39                    11,326,619
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,933,003,262
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
 ++ REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
  *  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL
     STATEMENTS.

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS -
SEPTEMBER 30, 1998 (UNAUDITED)                   Treasury Plus Money Market Fund
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             U.S. TREASURY SECURITIES - 53.77%
             U.S. TREASURY NOTES - 19.95%
$14,340,000  U.S. Treasury Notes                                  7.13 %        10/15/98   $   14,347,734
 44,640,000  U.S. Treasury Notes                                  6.38          01/15/99       44,767,367
 25,000,000  U.S. Treasury Notes                                  7.00          04/15/99       25,196,042
 60,000,000  U.S. Treasury Notes                                  6.38          07/15/99       60,441,745
 84,635,000  U.S. Treasury Notes                                  6.50          04/30/99       85,098,217
 25,000,000  U.S. Treasury Notes                                  5.50          11/15/98       25,038,213
 75,000,000  U.S. Treasury Notes                                  5.63          11/30/98       75,017,127
 49,775,000  U.S. Treasury Notes                                  6.25          03/31/99       49,957,818
 69,300,000  U.S. Treasury Notes                                  6.38          04/30/99       69,615,675
 30,000,000  U.S. Treasury Notes                                  5.88          08/31/99       30,188,733
                                                                                           --------------
                                                                                           $  479,668,671

             U.S. TREASURY BILLS - 33.82%
$365,000,000 U.S. Treasury Bills                                  4.98 %#       10/15/98   $  364,453,281
100,000,000  U.S. Treasury Bills                                  5.00 #        10/01/98      100,000,000
 50,000,000  U.S. Treasury Bills                                  4.95 #        10/22/98       49,924,167
300,000,000  U.S. Treasury Bills                                  4.98 #        11/05/98      298,823,611
                                                                                           --------------
                                                                                           $  813,201,058
             TOTAL U.S. TREASURY SECURITIES                                                $1,292,869,729
             (Cost $1,292,869,729)

                                                      PORTFOLIO OF INVESTMENTS -
Treasury Plus Money Market Fund                   SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                               INTEREST        MATURITY
 PRINCIPAL   SECURITY NAME                                       RATE            DATE          VALUE
             REPURCHASE AGREEMENTS - 46.18%

$172,361,000 Goldman Sachs Pooled Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.45 %        10/01/98   $  172,361,000
284,088,000  HSBC Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.35          10/01/98      284,088,000
330,272,000  JP Morgan Securities Incorporated Repurchase
               Agreement - 102% Collateralized by U.S.
               Government Securities                              5.30          10/01/98      330,272,000
323,421,000  Morgan Stanley & Company Repurchase Agreement -
               102% Collateralized by U.S. Government
               Securities                                         5.35          10/01/98      323,421,000
                                                                                           --------------
             TOTAL REPURCHASE AGREEMENTS                                                   $1,110,142,000
             (Cost $1,110,142,000)

             TOTAL INVESTMENTS IN SECURITIES

              (Cost $2,403,011,729)*                                   99.95%               $2,403,011,729
                (Note 1)
              Other Assets and Liabilities, Net                         0.05                     1,176,373
                                                                      ------                --------------
              TOTAL NET ASSETS                                        100.00%               $2,404,188,102
                                                                      ------                --------------
                                                                      ------                --------------
----------------------------------------------------------------------------------------------------------

  #  YIELD TO MATURITY.
  * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                           STATEMENT OF ASSETS AND LIABILITIES -
Money Market Funds                                SEPTEMBER 30, 1998 (UNAUDITED)
------------------------------------------------------------------------

                                                NATIONAL
                                                TAX-FREE              PRIME      TREASURY PLUS
                                                   MONEY       MONEY MARKET       MONEY MARKET
                                             MARKET FUND               FUND               FUND

ASSETS
INVESTMENTS:
  In securities, at market value and
    cost (includes repurchase agreements
    of $1,110,142,000 for the Treasury
    Plus Money Market Fund)                  $85,996,348     $2,921,676,643     $2,403,011,729
  Cash                                           278,889             51,297          1,566,545
RECEIVABLES:
  Interest                                       557,999         24,256,286          9,102,615
Organization expenses, net of
  amortization                                    18,567             27,297             50,395
Prepaid expenses                                  11,419            233,566            126,289
TOTAL ASSETS                                  86,863,222      2,946,245,089      2,413,857,573

LIABILITIES
Payables:
  Distribution to shareholders                   291,254         11,619,783          8,360,543
  Due to distributor (Note 2)                     25,140            299,000            264,738
  Due to adviser (Note 2)                         34,201            930,718            829,047
  Other                                          121,580            392,326            215,143
TOTAL LIABILITIES                                472,175         13,241,827          9,669,471
TOTAL NET ASSETS                             $86,391,047     $2,933,003,262     $2,404,188,102
NET ASSETS CONSIST OF:
  Paid-in capital                            $86,401,527     $2,932,885,608     $2,404,110,855
  Undistributed net realized gain (loss)
    on investments                               (10,480)           117,654             77,247
TOTAL NET ASSETS                             $86,391,047     $2,933,003,262     $2,404,188,102

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                         $59,645,422     $  581,549,036     $  581,265,946
Shares outstanding - Class A                  59,649,258        581,636,356        581,289,633
Net asset value and offering price per
  share - Class A                            $      1.00     $         1.00     $         1.00
Net assets - Administrative Class                    N/A     $  599,970,348     $  121,534,091
Shares outstanding - Administrative
  Class                                              N/A        599,893,177        121,516,083
Net asset value and offering price per
  share - Administrative Class                       N/A     $         1.00     $         1.00
Net assets - Class E                                 N/A                N/A     $  641,108,691
Shares outstanding - Class E                         N/A                N/A        641,080,992
Net asset value and offering price per
  share - Class E                                    N/A                N/A     $         1.00
Net assets - Institutional Class             $26,745,625     $  925,807,499     $  489,466,553
Shares outstanding - Institutional Class      26,752,269        925,843,328        489,584,505
Net asset value and offering price per
  share - Institutional Class                $      1.00     $         1.00     $         1.00
Net assets - Service Class                           N/A     $  825,676,379     $  570,812,821
Shares outstanding - Service Class                   N/A        825,760,726        570,815,495
Net asset value and offering price per
  share - Service Class                              N/A     $         1.00     $         1.00
----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1998
(UNAUDITED)                                                   Money Market Funds
------------------------------------------------------------------------

                                                  NATIONAL                          TREASURY
                                                  TAX-FREE            PRIME             PLUS
                                                     MONEY     MONEY MARKET     MONEY MARKET
                                               MARKET FUND             FUND             FUND

INVESTMENT INCOME
  Interest                                   $   1,907,885     $ 76,749,461     $ 60,034,265
TOTAL INVESTMENT INCOME                          1,907,885       76,749,461       60,034,265
EXPENSES (NOTE 2)
  Advisory fees                                    165,877        3,389,813        2,728,006
  Administration fees                               38,766          949,147          763,840
  Custody fees                                       9,249          226,442          182,233
  Shareholder servicing fees                        79,001        2,005,965        2,202,259
  Portfolio accounting fees                         41,510          302,018          249,072
  Transfer agency fees                              36,356          771,257          832,218
  Distribution fees                                  2,407           19,201           12,962
  Organization costs                                 4,412            6,848           12,642
  Legal and audit fees                              17,862           54,863           69,044
  Registration fees                                 33,090          159,436           70,189
  Directors' fees                                    2,242            2,242            2,242
  Shareholder reports                               20,957           37,101           18,049
  Other                                              8,643           43,189           22,875
TOTAL EXPENSES                                     460,372        7,967,522        7,165,631
Less:
  Waived fees and reimbursed expenses             (167,183)      (2,120,395)      (1,661,924)
Net Expenses                                       293,189        5,847,127        5,503,707
NET INVESTMENT INCOME (LOSS)                     1,614,696       70,902,334       54,530,558
  Net realized gain (loss) on sale of
    investments                                        209           52,414           44,455
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $   1,614,905     $ 70,954,748     $ 54,575,013
--------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Funds                           STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------

                                                NATIONAL TAX-FREE MONEY MARKET
                                                                          FUND
                                             ---------------------------------
                                                (UNAUDITED)            FOR THE
                                                FOR THE SIX         YEAR ENDED
                                               MONTHS ENDED          MARCH 31,
                                             SEPT. 30, 1998           1998 (1)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                 $    1,614,696     $    2,217,909
Net realized gain (loss) on sale of
  investments                                           209            (10,252)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       1,614,905          2,207,657
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                        (874,234)        (1,076,631)
    ADMINISTRATIVE CLASS                                N/A                N/A
    CLASS E                                             N/A                N/A
    INSTITUTIONAL CLASS                            (740,462)        (1,141,278)(4)
    SERVICE CLASS                                       N/A                N/A
  From net realized gain on sale of
    investments
    CLASS A                                               0                  0
    ADMINISTRATIVE CLASS                                N/A                N/A
    CLASS E                                             N/A                N/A
    INSTITUTIONAL CLASS                                   0                  0(4)
    SERVICE CLASS                                       N/A                N/A
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A           135,918,933        243,931,011
  Reinvestment of dividends - Class A               842,890            999,129
  Cost of shares redeemed - Class A            (136,409,360)      (220,887,156)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                            352,463         24,042,984
  Proceeds from shares sold -
    Administrative Class                                N/A                N/A
  Reinvestment of dividends -
    Administrative Class                                N/A                N/A
  Cost of shares redeemed -
    Administrative Class                                N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS                   N/A                N/A
  Proceeds from shares sold - Class E                   N/A                N/A
  Reinvestment of dividends - Class E                   N/A                N/A
  Cost of shares redeemed - Class E                     N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                N/A                N/A
  Proceeds from shares sold -
    Institutional Class                         240,620,313        436,296,534(4)
  Reinvestment of dividends -
    Institutional Class                             129,209            226,125(4)
  Cost of shares redeemed -
    Institutional Class                        (268,306,279)      (382,213,633)(4)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS            (27,556,757)        54,309,026(4)
  Proceeds from shares sold - Service
    Class                                               N/A                N/A
  Reinvestment of dividends - Service
    Class                                               N/A                N/A
  Cost of shares redeemed - Service
    Class                                               N/A                N/A
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS                          N/A                N/A
INCREASE (DECREASE) IN NET ASSETS               (27,204,085)        78,341,758

NET ASSETS:
  Beginning net assets                          113,595,132         35,253,374
ENDING NET ASSETS                            $   86,391,047     $  113,595,132
------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $65,805,143 FOR THE INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $524,869,336 FOR THE CLASS A SHARES AND $878,272,234 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND.
(3) "PROCEEDS FROM SHARES SOLD" INCLUDES $354,329,074 FOR THE CLASS A SHARES AND $206,192,634 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                           Money Market Funds
------------------------------------------------------------------------

                                                         PRIME MONEY MARKET FUND         TREASURY PLUS MONEY MARKET FUND
                                             -----------------------------------     -----------------------------------
                                                 (UNAUDITED)             FOR THE         (UNAUDITED)             FOR THE
                                                 FOR THE SIX          YEAR ENDED         FOR THE SIX          YEAR ENDED
                                                MONTHS ENDED           MARCH 31,        MONTHS ENDED           MARCH 31,
                                              SEPT. 30, 1998            1998 (2)      SEPT. 30, 1998            1998 (3)

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)                 $    70,902,334     $    89,057,989     $    54,530,558     $    92,254,980
Net realized gain (loss) on sale of
  investments                                         52,414             205,613              44,455             104,070
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       70,954,748          89,263,602          54,575,013          92,359,050
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                      (14,832,711)        (17,766,272)        (10,965,795)         (7,909,738)
    ADMINISTRATIVE CLASS                         (15,992,577)        (11,412,448)(4)      (3,745,050)         (2,844,289)(4)
    CLASS E                                              N/A                 N/A         (16,092,371)        (35,555,799)
    INSTITUTIONAL CLASS                          (23,011,637)        (30,624,015)        (13,112,231)        (25,427,944)
    SERVICE CLASS                                (17,065,409)        (29,255,254)        (10,615,111)        (20,517,210)
  From net realized gain on sale of
    investments
    CLASS A                                                0                   0                   0              (1,806)
    ADMINISTRATIVE CLASS                                   0                   0(4)                0                   0(4)
    CLASS E                                              N/A                 N/A                   0             (30,443)
    INSTITUTIONAL CLASS                                    0                   0                   0             (24,671)
    SERVICE CLASS                                          0                   0                   0             (15,375)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A          2,215,555,629       2,095,338,042       1,081,309,546       1,005,876,144
  Reinvestment of dividends - Class A              4,622,094           3,165,358           2,161,851           1,522,843
  Cost of shares redeemed - Class A           (2,230,957,143)     (1,783,218,311)       (883,807,250)       (692,285,990)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS A                         (10,779,420)        315,285,089         199,664,147         315,112,997
  Proceeds from shares sold -
    Administrative Class                         890,473,490       1,388,222,454(4)      109,208,132         267,085,382(4)
  Reinvestment of dividends -
    Administrative Class                          15,049,612           9,420,477(4)        3,809,439           2,351,192(4)
  Cost of shares redeemed -
    Administrative Class                        (906,539,934)       (796,735,143)(4)    (168,429,144)        (92,509,640)(4)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - ADMINISTRATIVE CLASS             (1,016,832)        600,907,788(4)      (55,411,573)        176,926,934(4)
  Proceeds from shares sold - Class E                    N/A                 N/A         624,324,787       1,732,685,997
  Reinvestment of dividends - Class E                    N/A                 N/A                   0                   0
  Cost of shares redeemed - Class E                      N/A                 N/A        (698,787,438)     (1,837,801,845)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - CLASS E                                 N/A                 N/A         (74,462,651)       (105,115,848)
  Proceeds from shares sold -
    Institutional Class                        2,539,311,384       2,512,557,623       1,144,914,382       1,810,109,209
  Reinvestment of dividends -
    Institutional Class                            8,205,210           8,027,719           2,795,464           3,525,822
  Cost of shares redeemed -
    Institutional Class                       (2,424,236,834)     (2,256,346,296)     (1,159,747,327)     (1,761,790,304)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - INSTITUTIONAL CLASS             123,279,760         264,239,046         (12,037,481)         51,844,727
  Proceeds from shares sold - Service
    Class                                      1,239,666,820       2,169,506,716       2,021,662,608       2,944,938,309
  Reinvestment of dividends - Service
    Class                                          7,773,160           1,912,601           2,235,917           1,738,759
  Cost of shares redeemed - Service
    Class                                     (1,075,467,669)     (2,143,905,641)     (1,820,202,498)     (3,062,973,983)
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE
  TRANSACTIONS - SERVICE CLASS                   171,972,311          27,513,676         203,696,027        (116,296,915)
INCREASE (DECREASE) IN NET ASSETS                283,508,233       1,208,151,212         261,492,924         322,503,670

NET ASSETS:
  Beginning net assets                         2,649,495,029       1,441,343,817       2,142,695,178       1,820,191,508
ENDING NET ASSETS                            $ 2,933,003,262     $ 2,649,495,029     $ 2,404,188,102     $ 2,142,695,178
------------------------------------------------------------------------------------------------------------------------

(1) "PROCEEDS FROM SHARES SOLD" INCLUDES $65,805,143 FOR THE INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.
(2) "PROCEEDS FROM SHARES SOLD" INCLUDES $524,869,336 FOR THE CLASS A SHARES AND $878,272,234 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS MONEY MARKET FUND.
(3) "PROCEEDS FROM SHARES SOLD" INCLUDES $354,329,074 FOR THE CLASS A SHARES AND $206,192,634 FOR THE ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
The accompanying notes are an integral part of these financial statements.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                NATIONAL TAX FREE MONEY MARKET FUND
                                                                                            CLASS A
                                            -------------------------------------------------------
                                              (UNAUDITED)
                                               SIX MONTHS                                SIX MONTHS
                                                    ENDED           YEAR ENDED                ENDED
                                                SEPT. 30,            MARCH 31,            MARCH 31,
                                                     1998                 1998             1997 (2)
---------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $1.00                $1.00                $1.00
                                            -------------     ----------------     ----------------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                       0.01                 0.03                 0.01
  Net realized gain (loss) on
    investments                                      0.00                 0.00                 0.00
                                            -------------     ----------------     ----------------
TOTAL FROM INVESTMENT OPERATIONS                     0.01                 0.03                 0.01
LESS DISTRIBUTIONS:
  Dividends from net investment income              (0.01)               (0.03)               (0.01)
  Distributions from net realized gain               0.00                 0.00                 0.00
                                            -------------     ----------------     ----------------
TOTAL FROM DISTRIBUTIONS                            (0.01)               (0.03)               (0.01)
                                            -------------     ----------------     ----------------
NET ASSET VALUE, END OF PERIOD                      $1.00                $1.00                $1.00
                                            -------------     ----------------     ----------------
                                            -------------     ----------------     ----------------
TOTAL RETURN (NOT ANNUALIZED)                       1.39%                 2.93%                1.36%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                $59,645              $59,293              $35,253
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average net
    assets                                          0.70%                 0.70%(5)             0.64%(5)
  Ratio of net investment income to
    average net assets                              2.75%                 2.87%(5)             2.68%(5)
---------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                          0.99%                 1.13%(5)             1.58%(5)
Ratio of net investment income to
  average net assets prior to waived
  fees and reimbursed expenses                      2.46%                 2.44%(5)             1.74%(5)
---------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                  NATIONAL TAX FREE MONEY MARKET
                                                    FUND (CONT.)                     PRIME MONEY MARKET FUND (1)
                                 CLASS A     INSTITUTIONAL CLASS                                         CLASS A
                                 (CONT.)  ----------------------  ----------------------------------------------
                              ----------  (UNAUDITED)             (UNAUDITED)
                                  PERIOD  SIX MONTHS      PERIOD  SIX MONTHS              SIX MONTHS
                                   ENDED       ENDED       ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               SEPT. 30,   SEPT. 30,   MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                1996 (6)        1998    1998 (4)        1998        1998    1997 (2)    1996 (3)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.01        0.02        0.01        0.02        0.05        0.02        0.05
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.01        0.02        0.01        0.02        0.05        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.01)      (0.02)      (0.01)      (0.02)      (0.05)      (0.02)      (0.05)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.01)      (0.02)      (0.01)      (0.02)      (0.05)      (0.02)      (0.05)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      1.51%       1.59%       0.91%       2.52%       5.24%       2.49%       5.09%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                        $4,975     $26,746     $54,302    $581,549    $592,317    $277,044    $264,900
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets              0.62%(5)      0.30%      0.30%      0.68%      0.61%       0.55%       0.55%
  Ratio of net investment
    income to average net
    assets                          2.71%(5)      3.13%      3.05%      4.97%      5.11%       4.95%       5.06%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                          3.56%(5)      0.61%      0.52%      0.78%      0.83%       0.75%       0.68%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         (0.23)%(5)     2.82%      2.83%      4.87%      4.89%      4.75%       4.93%
----------------------------------------------------------------------------------------------------------------

(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5) THIS RATIO INCLUDES INCOME AND EXPENSES CHARGED TO THE MASTER PORTFOLIO PRIOR TO DECEMBER 15, 1997.
(6)  THE FUND COMMENCED OPERATIONS ON APRIL 2, 1996.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                             PRIME MONEY MARKET
                                                                               FUND (1) (CONT.)
                                                                           ADMINISTRATIVE CLASS
                                                                         ----------------------
                                                                         (UNAUDITED)
                                                                         SIX MONTHS      PERIOD
                                                                              ENDED       ENDED
                                                                          SEPT. 30,   MARCH 31,
                                                                               1998    1998 (4)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.03        0.02
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.03        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.03)      (0.02)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.03)      (0.02)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 2.66%       1.57%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $599,970    $600,975
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.42%       0.40%
  Ratio of net investment income to average net assets                        5.24%       5.34%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.56%       0.55%
Ratio of net investment income to average net assets prior to waived
  fees and reimbursed expenses                                                5.10%       5.19%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                      PRIME MONEY MARKET FUND (1)(CONT.)
                                                                     INSTITUTIONAL CLASS
                              ----------------------------------------------------------
                              (UNAUDITED)
                              SIX MONTHS              SIX MONTHS                  PERIOD
                                   ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                               SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                    1998        1998    1997 (2)        1996    1995 (3)
----------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.03        0.05        0.03        0.05        0.01
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.03        0.05        0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.03)      (0.05)      (0.03)      (0.05)      (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.03)      (0.05)      (0.03)      (0.05)      (0.01)
                              ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.74%       5.58%       2.64%       5.39%     5.65%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $925,807    $802,511    $538,195    $423,959     $30,606
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.25%       0.25%       0.25%       0.25%       0.26%
  Ratio of net investment
    income to average net
    assets                         5.41%       5.46%       5.25%       5.33%       5.67%
----------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.40%       0.41%       0.38%       0.60%       0.69%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         5.26%       5.30%       5.12%       4.98%       5.24%
----------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                    PRIME MONEY MARKET FUND (1)
                                                                                        (CONT.)
                                                                                  SERVICE CLASS
                                                             ----------------------------------
                                                             (UNAUDITED)
                                                             SIX MONTHS              SIX MONTHS
                                                                  ENDED  YEAR ENDED       ENDED
                                                              SEPT. 30,   MARCH 31,   MARCH 31,
                                                                   1998        1998    1997 (3)
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.03        0.05        0.03
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.03        0.05        0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.03)      (0.05)      (0.03)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.03)      (0.05)      (0.03)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     2.64%       5.37%       2.54%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $825,676    $653,693    $626,105
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.45%       0.45%       0.45%
  Ratio of net investment income to average net assets            5.21%       5.24%       5.04%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.68%       0.65%       0.60%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                          4.98%       5.04%       4.89%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                     PRIME MONEY MARKET FUND (1)             TREASURY PLUS MONEY MARKET FUND (2)
                                                         (CONT.)                                         CLASS A
                                           SERVICE CLASS (CONT.)  ----------------------------------------------
                              ----------------------------------  (UNAUDITED)
                                                      SIX MONTHS  SIX MONTHS              SIX MONTHS
                              YEAR ENDED  YEAR ENDED       ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED
                               SEPT. 30,   SEPT. 30,   SEPT. 30,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,
                                    1996        1995    1994 (5)        1998        1998    1997 (3)    1996 (4)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.05        0.02        0.02        0.05        0.02        0.05
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.05        0.02        0.02        0.05        0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.05)      (0.02)      (0.02)      (0.05)      (0.02)      (0.05)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.05)      (0.02)      (0.02)      (0.05)      (0.02)      (0.05)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      5.19%       5.60%     3.71%**       2.45%       5.06%       2.42%       4.95%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $740,760    $614,101    $565,305    $581,266    $381,594     $66,486     $53,706
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.41%       0.41%       0.65%       0.62%       0.55%       0.55%
  Ratio of net investment
    income to average net
    assets                         5.14%       5.47%       3.67%       4.85%       4.93%       4.81%       4.96%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.62%       0.68%       0.89%       0.78%       0.85%       0.75%       0.67%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.97%       5.20%       3.19%       4.72%       4.70%       4.61%       4.84%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1) THE FUND OPERATED AS PACIFIC AMERICAN LIQUID ASSETS, INC. THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN MONEY MARKET PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA PRIME MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON OCTOBER 1, 1995.
(5)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                             TREASURY PLUS MONEY MARKET FUND(2)
                                                                                        (CONT.)
                                                               ADMINISTRATIVE CLASS     CLASS E
                                                             ----------------------  ----------
                                                             (UNAUDITED)             (UNAUDITED)
                                                             SIX MONTHS      PERIOD  SIX MONTHS
                                                                  ENDED       ENDED       ENDED
                                                              SEPT. 30,   MARCH 31,   SEPT. 30,
                                                                   1998    1998 (4)        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                     0.03        0.02        0.02
  Net realized gain (loss) on investments                          0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                   0.03        0.02        0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                            (0.03)      (0.02)      (0.02)
  Distributions from net realized gain                             0.00        0.00        0.00
                                                             ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS                                          (0.03)      (0.02)      (0.02)
                                                             ----------  ----------  ----------
NET ASSET VALUE, END OF PERIOD                                    $1.00       $1.00       $1.00
                                                             ----------  ----------  ----------
                                                             ----------  ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                     2.57%       1.52%       2.45%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                             $121,534    $176,942    $641,109
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                         0.41%       0.40%       0.65%
  Ratio of net investment income to average net assets            5.08%       5.17%       4.85%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived
  fees and reimbursed expenses                                    0.58%       0.56%       0.77%
Ratio of net investment income to average net assets prior
  to waived fees and reimbursed expenses                          4.91%       5.01%       4.73%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                     TREASURY PLUS MONEY MARKET FUND (2) (CONT.)
                                                                                             INSTITUTIONAL CLASS
                                     CLASS E (CONT.)  ----------------------------------------------------------
                              ----------------------  (UNAUDITED)
                                              PERIOD  SIX MONTHS              SIX MONTHS                  PERIOD
                              YEAR ENDED       ENDED       ENDED  YEAR ENDED       ENDED  YEAR ENDED       ENDED
                               MARCH 31,   MARCH 31,   SEPT. 30,   MARCH 31,   MARCH 31,   SEPT. 30,   SEPT. 30,
                                    1998    1997 (5)        1998        1998    1997 (1)        1996    1995 (3)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05        0.00        0.03        0.05        0.03        0.05        0.01
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05        0.00        0.03        0.05        0.03        0.05        0.01
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)       0.00       (0.03)      (0.05)      (0.03)      (0.05)      (0.01)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)       0.00       (0.03)      (0.05)      (0.03)      (0.05)      (0.01)
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      4.99%       0.11%       2.66%       5.41%       2.58%       5.26%     5.51%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $715,554    $820,657    $489,467    $501,494    $449,647    $540,689     $36,443
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.65%       0.65%       0.25%       0.25%       0.25%       0.25%       0.26%
  Ratio of net investment
    income to average net
    assets                         4.87%       4.86%       5.25%       5.28%       5.11%       5.21%       5.42%
----------------------------------------------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.84%       0.88%       0.40%       0.40%       0.39%       0.59%       0.69%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.68%       4.63%       5.10%       5.13%       4.97%       4.87%       4.99%
----------------------------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON AUGUST 11, 1995.
(4)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(5)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MARCH 24, 1997.

Money Market Funds                                          FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                            TREASURY PLUS MONEY
                                                                                MARKET FUND (2)
                                                                                        (CONT.)
                                                                                  SERVICE CLASS
                                                                         ----------------------
                                                                         (UNAUDITED)
                                                                         SIX MONTHS
                                                                              ENDED  YEAR ENDED
                                                                          SEPT. 30,   MARCH 31,
                                                                               1998        1998
-----------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $1.00       $1.00
                                                                         ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                 0.02        0.05
  Net realized gain (loss) on investments                                      0.00        0.00
                                                                         ----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                                               0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income                                        (0.02)      (0.05)
  Distributions from net realized gain                                         0.00        0.00
                                                                         ----------  ----------
TOTAL FROM DISTRIBUTIONS                                                      (0.02)      (0.05)
                                                                         ----------  ----------
NET ASSET VALUE, END OF PERIOD                                                $1.00       $1.00
                                                                         ----------  ----------
                                                                         ----------  ----------
TOTAL RETURN (NOT ANNUALIZED)                                                 2.56%       5.20%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)                                         $570,813    $367,111
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets                                     0.45%       0.45%
  Ratio of net investment income to average net assets                        5.05%       5.07%
-----------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to waived fees and
  reimbursed expenses                                                         0.68%       0.65%
Ratio of net investment income to average net assets prior to waived
  fees and reimbursed expenses                                                4.82%       4.87%
-----------------------------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

FINANCIAL HIGHLIGHTS                                          Money Market Funds
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                 TREASURY PLUS MONEY MARKET FUND (2) (CONT.)
                                                       SERVICE CLASS (CONT.)
                              ----------------------------------------------
                              SIX MONTHS                          SIX MONTHS
                                   ENDED  YEAR ENDED  YEAR ENDED       ENDED
                               MARCH 31,   SEPT. 30,   SEPT. 30,   SEPT. 30,
                                1997 (1)        1996        1995    1994 (3)
----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.02        0.05        0.05        0.02
  Net realized gain (loss)
    on investments                  0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.02        0.05        0.05        0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.02)      (0.05)      (0.05)      (0.02)
  Distributions from net
    realized gain                   0.00        0.00        0.00        0.00
                              ----------  ----------  ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.02)      (0.05)      (0.05)      (0.02)
                              ----------  ----------  ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00       $1.00       $1.00       $1.00
                              ----------  ----------  ----------  ----------
                              ----------  ----------  ----------  ----------
TOTAL RETURN (NOT
  ANNUALIZED)                      2.47%       5.03%       5.42%     3.75%**
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $483,401  $1,340,325  $1,001,707    $690,630
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.45%       0.45%       0.42%       0.43%
  Ratio of net investment
    income to average net
    assets                         4.91%       4.98%       5.32%       3.72%
----------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.61%       0.60%       0.66%       0.90%
Ratio of net investment
  income to average net
  assets prior to waived
  fees and reimbursed
  expenses                         4.75%       4.83%       5.08%       3.25%
----------------------------------------------------------------------------

 **  ANNUALIZED
(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND OPERATED AS A PORTFOLIO OF PACIFIC AMERICAN FUNDS THROUGH OCTOBER 1, 1994, WHEN IT WAS REORGANIZED AS THE PACIFIC AMERICAN U.S. TREASURY PORTFOLIO, A PORTFOLIO OF PACIFICA FUNDS TRUST. IN JULY 1995, THE FUND WAS RENAMED THE PACIFICA TREASURY MONEY MARKET FUND, AND ON SEPTEMBER 6, 1996, THE FUND WAS REORGANIZED AS A SERIES OF STAGECOACH FUNDS, INC. IN CONJUNCTION WITH THE SEPTEMBER 6, 1996 REORGANIZATION, WFB ASSUMED INVESTMENT ADVISORY RESPONSIBILITIES. PRIOR TO APRIL 1, 1996, FIRST INTERSTATE CAPITAL MANAGEMENT, INC. ("FICM") SERVED AS THE FUND'S ADVISER. IN CONNECTION WITH THE MERGER OF FIRST INTERSTATE BANCORP INTO WELLS FARGO & CO. ON APRIL 1, 1996, FICM WAS RENAMED WELLS FARGO INVESTMENT MANAGEMENT, INC.
(3)  THE FUND CHANGED ITS FISCAL YEAR-END FROM MARCH 31 TO SEPTEMBER 30.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and is currently comprised of thirty-three separate series. These financial statements represent the National Tax-Free Money Market, Prime Money Market, and Treasury Plus Money Market Funds (each, a "Fund", collectively, the "Funds"), each a diversified series of the Company.
  Prior to August 1, 1998 the National Tax-Free Money Market, Prime Money Market and Treasury Plus Money Market Funds were known as the "National Tax-Free Money Market Mutual", "Prime Money Market Mutual" and "Treasury Money Market Mutual" Funds, respectively.
  At a meeting held on July 23, 1997, the Boards of Directors of Overland Express Funds, Inc. ("Overland") and the Company approved a consolidation agreement providing for the transfer of the assets and liabilities of each Overland fund to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund (the "Consolidation"). The Consolidation was subsequently approved by Overland shareholders. As a result of this Consolidation, effective at the close of business on December 12, 1997, Stagecoach National Tax-Free Money Market, Stagecoach Prime Money Market and Stagecoach Treasury Plus Money Market Funds acquired all of the assets and assumed all of the liabilities of the Overland National Tax-Free Institutional Money Market, Overland Money Market and Overland U.S. Treasury Money Market Funds, respectively. All acquisitions were accomplished in separate tax-free exchanges for shares of the respective Fund.
  At the time of the Consolidation, the National Tax-Free Money Market Fund, structured as a "feeder" Fund in a "master-feeder" structure, was restructured to invest directly in a portfolio of securities, rather than to invest in portfolio securities through a "master" portfolio (the "Master Portfolio"). The Master Portfolio distributed all of its assets and liabilities in-kind to its interestholders and wound up its affairs (the "Dissolution"). The Dissolution occurred at the close of business on December 12, 1997.
  At a special shareholders meeting on July 16, 1996, the Shareholders of Pacifica Funds Trust ("Pacifica") approved a plan of reorganization providing for the transfer of the assets and liabilities of each Pacifica portfolio to a corresponding fund of the Company in exchange for shares of designated classes of the corresponding Stagecoach fund. As a result of this reorganization, effective September 6, 1996, the Stagecoach Prime Money Market and Treasury

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

Plus Money Market Funds were established to acquire all of the assets and assume all of the liabilities of the Pacifica Prime Money Market and Treasury Money Market Funds, respectively (collectively, the "Predecessor Funds"). These acquisitions were accomplished in separate exchanges for shares of the respective Fund. All performance and financial data for the Prime Money Market and Treasury Plus Money Market Funds for periods prior to September 6, 1996 refers to the Predecessor Funds.
  The National Tax-Free Money Market Fund offers Class A and Institutional Class shares. The Prime Money Market and Treasury Plus Money Market Funds offer Class A, Administrative Class, Institutional Class, and Service Class shares. The Treasury Plus Money Market Fund also offers Class E shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION
  The Funds invest only in securities with remaining maturities not exceeding 397 days (thirteen months). Certain floating- and variable-rate instruments in

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

the portfolios may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Funds use the amortized cost method to value their portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Funds seek to maintain a constant net asset value of $1.00 per share, although there is no assurance that they will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Funds may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 1998. The National Tax-Free Money Market Fund had net capital loss carryforwards at September 30, 1998 as follows:

                                                       YEAR    CAPITAL LOSS
FUND                                                EXPIRES   CARRYFORWARDS
---------------------------------------------------------------------------
National Tax-Free Money Market Fund                    2003   $       6,351
                                                       2004             437
                                                       2006           3,692

  Any loss carryforwards from Overland are included in the Fund's carryforwards as shown above. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by a Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date each Fund commenced operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into separate advisory contracts on behalf of the Funds with WFB. Pursuant to the contracts, WFB has agreed to provide the Funds with daily portfolio management. Under the contracts, WFB is entitled to be paid a monthly advisory fee at an annual percentage rate of 0.30% of the average daily net assets of the National Tax-Free Money Market Fund and 0.25% of the average daily net assets of the Prime Money Market and Treasury Plus Money Market Funds. On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Funds, a monthly fee at the annual rate of 0.05% of the Funds' average daily net assets up to $960 million and 0.04% of the Funds' average daily net assets in excess of $960 million. WCM's minimum annual fee is $120,000 for each Fund. This minimum annual fee does not increase the advisory fees paid by the Funds to WFB.
  The Company has entered into contracts on behalf of each Fund with WFB, whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to certain transaction charges plus a monthly fee for custody services at an annual rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million of each Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of each Fund's average daily net assets in excess of $100 million.
  The Company has entered into a contract on behalf of the Funds with WFB, whereby WFB provides transfer agency services for the Funds. Under the transfer agency contract, WFB is entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Class A shares of the Funds, 0.10% of the average daily net assets of the Service Class shares of the Prime Money Market and Treasury Plus Money Market Funds and the Class E shares of the Treasury Plus Money Market Fund, and 0.02% of the average daily net assets of the Institutional Class shares of the Funds and the Administrative Class shares of the Prime Money Market and Treasury Plus Money Market Funds.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  The transfer agency fees paid on behalf of the Funds for the six months ended September 30, 1998, were as follows:

                                       ADMINISTRATIVE         INSTITUTIONAL   SERVICE
FUND                          CLASS A       CLASS    CLASS E      CLASS      CLASS
----------------------------------------------------------------------------------
National Tax-Free Money
  Market Fund               $  31,600         N/A        N/A  $   4,756        N/A
Prime Money Market Fund       298,018  $   61,058        N/A     85,109  $ 327,072

Treasury Plus Money Market
  Fund                        224,848      14,755  $ 331,766     49,960    210,889

  The Company has entered into contracts on behalf of the Funds with WFB, whereby WFB has agreed to provide shareholder services for the Funds. Pursuant to the contracts, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Prime Money Market and Treasury Plus Money Market Funds and the Class E shares of the Treasury Plus Money Market Fund, 0.25% of average daily net assets of the Class A shares of the National Tax-Free Money Market Fund and of the Institutional Class shares of the Prime Money Market and Treasury Plus Money Market Funds, 0.15% of the average daily net assets of the Administrative Class shares and 0.20% of the average daily net assets of the Service Class shares of the Prime Money Market and Treasury Plus Money Market Funds and of the Institutional Class shares of the National Tax-Free Money Market Fund.
  The shareholder servicing fees paid on behalf of the Funds for the six months ended September 30, 1998, were as follows:

                                              ADMINISTRATIVE            SERVICE
FUND                                 CLASS A       CLASS    CLASS E       CLASS
-------------------------------------------------------------------------------
National Tax-Free Money Market
  Fund                           $10,669,468         N/A        N/A  $1,294,633
Prime Money Market Fund              894,055  $  457,766        N/A     654,144

Treasury Plus Money Market Fund      674,545     110,636  $ 995,300     421,778

  The Company has entered into administration agreements on behalf of the Funds whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provide each Fund with administration services. For these services, WFB and Stephens are entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of each Fund's average daily net assets.
  The Company has adopted separate Distribution Plans for Class A shares of the Funds and the Class E shares of the Treasury Plus Money Market Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for the Class A shares of the Funds provides that each Fund may pay to Stephens, as

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

compensation for distribution-related services or as reimbursement for distribution-related expenses, up to 0.05% of the average daily net assets attributable to the Class A shares.
  Under the Plan for Class E shares of the Treasury Plus Money Market Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of up to 0.10% of the average daily net assets attributable to its Class E shares. Prior to September 1, 1997, the Fund paid, for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to its Class E shares.
  Each Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  For the six months ended September 30, 1998, the Treasury Plus Money Market Fund paid distribution fees of $12,962 and $0 for the Class A and Class E shares, respectively. Distribution fees for the Class A shares of the National Tax-Free Money Market and Prime Money Market Funds for the six months ended September 30, 1998, are disclosed in the Statement of Operations.
  The registration fees paid on behalf of the Funds for the six months ended September 30, 1998, were as follows:

                                       ADMINISTRATIVE         INSTITUTIONAL   SERVICE
FUND                          CLASS A       CLASS    CLASS E      CLASS      CLASS
----------------------------------------------------------------------------------
National Tax-Free Money
  Market Fund               $  20,055         N/A        N/A  $  13,035        N/A
Prime Money Market Fund        29,079  $   60,165        N/A     40,110  $  30,082

Treasury Plus Money Market
  Fund                         10,027      30,081  $  10,027     10,027     10,027

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the period ended September 30, 1998 was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1998, Stephens owned 260 shares of the National Tax-Free Money Market Fund 1,538,854 shares of the Prime Money Market Fund and 140,046 shares of the Treasury Plus Money Market Fund.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1998, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1998, each Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares.
  Capital share transactions for the Funds were as follows:

                                                      NATIONAL TAX-FREE MONEY
                                                                  MARKET FUND
                                                  ---------------------------
                                                    (UNAUDITED)
                                                    FOR THE SIX       FOR THE
                                                   MONTHS ENDED    YEAR ENDED
                                                      SEPT. 30,     MARCH 31,
                                                           1998      1998 (2)
-----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                            135,918,933   243,931,477
  Shares issued in reinvestment of dividends --
    Class A                                             842,890       999,129
  Shares redeemed -- Class A                       (136,409,360) (220,887,156)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                               352,463    24,043,450
  Shares sold -- Institutional Class(1)             240,620,313   436,296,534
  Shares issued in reinvestment of dividends --
    Institutional Class(1)                              129,209       226,125
  Shares redeemed -- Institutional Class(1)        (268,306,279) (382,213,633)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS(1)                            (27,556,757)   54,309,026

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 65,805,624 FOR INSTITUTIONAL CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND NATIONAL TAX-FREE INSTITUTIONAL MONEY MARKET FUND.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                     Money Market Funds
------------------------------------------------------------------------

                                                              PRIME MONEY MARKET FUND
                                                       ------------------------------
                                                          (UNAUDITED)         FOR THE
                                                          FOR THE SIX      YEAR ENDED
                                                         MONTHS ENDED       MARCH 31,
                                                       SEPT. 30, 1998        1998 (2)
-------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                2,215,555,628   2,095,335,772
  Shares issued in reinvestment of dividends -- Class
    A                                                       4,622,094       3,165,358
  Shares redeemed -- Class A                           (2,230,957,143) (1,783,218,311)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                 (10,779,421)    315,282,819
  Shares sold -- Administrative Class(1)                  890,473,489   1,388,224,676
  Shares issued in reinvestment of dividends --
    Administrative Class(1)                                15,049,612       9,420,477
  Shares redeemed -- Administrative Class(1)             (906,539,934)   (796,735,143)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  ADMINISTRATIVE CLASS(1)                                  (1,016,833)    600,910,010
  Shares sold -- Institutional Class                    2,539,311,384   2,512,557,618
  Shares issued in reinvestment of dividends --
    Institutional Class                                     8,205,210       8,027,719
  Shares redeemed -- Institutional Class               (2,424,236,834) (2,256,346,296)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                     123,279,760     264,239,041
  Shares sold -- Service Class                          1,239,666,821   2,169,506,710
  Shares issued in reinvestment of dividends --
    Service Class                                           7,773,160       1,912,601
  Shares redeemed -- Service Class                     (1,075,467,669) (2,143,905,641)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  SERVICE CLASS                                           171,972,312      27,513,670

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 524,867,072 FOR CLASS A SHARES AND 878,274,456 FOR ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND MONEY MARKET FUND.

Money Market Funds                     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

                                                           TREASURY PLUS MONEY MARKET
                                                                                 FUND
                                                       ------------------------------
                                                          (UNAUDITED)         FOR THE
                                                          FOR THE SIX      YEAR ENDED
                                                         MONTHS ENDED       MARCH 31,
                                                       SEPT. 30, 1998        1998 (2)
-------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                                1,081,309,546   1,005,879,507
  Shares issued in reinvestment of dividends -- Class
    A                                                       2,161,851       1,522,843
  Shares redeemed -- Class A                             (883,807,250)   (692,284,609)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS A                                                 199,664,147     315,117,741
  Shares sold -- Administrative Class(1)                  109,208,132     267,085,382
  Shares issued in reinvestment of dividends --
    Administrative Class(1)                                 3,809,439       2,351,192
  Shares redeemed -- Administrative Class(1)             (168,429,144)    (92,508,918)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  ADMINISTRATIVE CLASS(1)                                 (55,411,573)    176,927,656
  Shares sold -- Class E                                  624,324,787   1,732,685,998
  Shares issued in reinvestment of dividends -- Class
    E                                                               0               0
  Shares redeemed -- Class E                             (698,787,438) (1,837,799,382)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  CLASS E                                                 (74,462,651)   (105,113,384)
  Shares sold -- Institutional Class                    1,144,914,381   1,810,109,209
  Shares issued in reinvestment of dividends --
    Institutional Class                                     2,795,464       3,525,822
  Shares redeemed -- Institutional Class               (1,159,747,327) (1,761,788,362)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  INSTITUTIONAL CLASS                                     (12,037,482)     51,846,669
  Shares sold -- Service Class                          2,021,662,608   2,944,938,308
  Shares issued in reinvestment of dividends --
    Service Class                                           2,235,917       1,738,759
  Shares redeemed -- Service Class                     (1,820,202,498) (3,062,972,733)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING --
  SERVICE CLASS                                           203,696,027    (116,295,666)

(1) THIS CLASS OF SHARES COMMENCED OPERATIONS ON DECEMBER 15, 1997.
(2) "SHARES SOLD" INCLUDES 354,332,437 FOR CLASS A SHARES AND 206,192,634 FOR ADMINISTRATIVE CLASS SHARES AS A RESULT OF THE CONSOLIDATION OF THE OVERLAND U.S. TREASURY MONEY MARKET FUND.

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG              --   Association of Bay Area Governments
ADR               --   American Depository Receipts
AMBAC             --   American Municipal Bond Assurance Corporation
AMT               --   Alternative Minimum Tax
ARM               --   Adjustable Rate Mortgages
BART              --   Bay Area Rapid Transit
CDA               --   Community Development Authority
CDSC              --   Contingent Deferred Sales Charge
CGIC              --   Capital Guaranty Insurance Company
CGY               --   Capital Guaranty Corporation
CMT               --   Constant Maturity Treasury
COFI              --   Cost of Funds Index
CONNIE LEE        --   Connie Lee Insurance Company
COP               --   Certificate of Participation
CP                --   Commercial Paper
DW&P              --   Department of Water & Power
DWR               --   Department of Water Resources
EDFA              --   Education Finance Authority
FGIC              --   Financial Guaranty Insurance Corporation
FHA               --   Federal Housing Authority
FHLMC             --   Federal Home Loan Mortgage Corporation
FNMA              --   Federal National Mortgage Association
FRN               --   Floating Rate Notes
FSA               --   Financial Security Assurance, Inc
GNMA              --   Government National Mortgage Association
GO                --   General Obligation
HFA               --   Housing Finance Authority
HFFA              --   Health Facilities Financing Authority
IDA               --   Industrial Development Authority
LIBOR             --   London Interbank Offered Rate
LOC               --   Letter of Credit
LP                --   Limited Partnership
MBIA              --   Municipal Bond Insurance Association
MFHR              --   Multi-Family Housing Revenue
MTN               --   Medium Term Note
MUD               --   Municipal Utility District
PCFA              --   Pollution Control Finance Authority
PCR               --   Pollution Control Revenue
PFA               --   Public Finance Authority
PSFG              --   Public School Fund Guaranty
RAW               --   Revenue Anticipation Warrants
RDA               --   Redevelopment Authority
RDFA              --   Redevelopment Finance Authority
R&D               --   Research & Development
SFMR              --   Single Family Mortgage Revenue
TBA               --   To Be Announced
TRAN              --   Tax Revenue Anticipation Notes
USD               --   Unified School District
V/R               --   Variable Rate

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/or certain other services for the Stagecoach Funds. Wells Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.



STAGECOACH FUNDS-Registered
                 Trademark-
P.O. Box 7066
San Francisco, CA 94120-7066

DATED MATERIAL
PLEASE EXPEDITE



                                                              SC MMI SAR (11/98)